Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Trade accounts receivable, net [Abstract]
Schedule of Trade Accounts Receivable
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Trade accounts receivable	300,023,348	302,779,899	48,171,172
Less: Allowance for doubtful accounts	-	-	-
Trade accounts receivable, net	300,023,348	302,779,899	48,171,172